Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Commitments And Contingencies Disclosure [Abstract]
Accrued partner program royalties	$ 832	$ 669
Accrued partner program royalties outstanding	$ 121	$ 538